Fair value measurement - Changes in level 3 assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	$ 153,058	$ 172,149	$ 170,420
Gains (Losses) included in earnings	(42,115)	(27,563)	(8,519)
Gains (losses) included in OCI	(18)	(1)	(5)
Additions	9,548	9,239	10,483
Settlements	(405)	(740)	(230)
Transfers out of Level 3		(26)
Ending Balance	120,068	153,058	172,149
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	(19,300)	(14,169)	8,725
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance		0	(164,858)
Liabilitiy - Gains (Losses) included in earnings			(6,112)
Gains (losses) included in OCI			0
Additions			0
Settlements			170,970
Ending Balance			0
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss			0
Contingent consideration
Liabilities, Fair Value Disclosure [Abstract]
Beginning Balance		0	(164,858)
Liabilitiy - Gains (Losses) included in earnings			(6,112)
Gains (losses) included in OCI			0
Additions			0
Settlements			170,970
Ending Balance			0
Fair Value Liabilities Measured On Recurring Basis Change In Unrealized Gain Loss			0
Debt securities available-for-sale | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	1,182	1,233	1,288
Gains (Losses) included in earnings	0	0	0
Gains (losses) included in OCI	(18)	(1)	(5)
Additions	0	0	0
Settlements	(150)	(50)	(50)
Transfers out of Level 3		0
Ending Balance	1,014	1,182	1,233
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	0	0
Trading account debt securities | Mortgage Backed Securities
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	0	43	43
Gains (Losses) included in earnings		(1)	0
Gains (losses) included in OCI		0	0
Additions		25	0
Settlements		(41)	0
Transfers out of Level 3		(26)
Ending Balance		0	43
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss		0	0
Trading account debt securities | CMO
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	530	611	529
Gains (Losses) included in earnings	(1)	(1)	2
Gains (losses) included in OCI	0	0	0
Additions	4	71	260
Settlements	(255)	(151)	(180)
Transfers out of Level 3		0
Ending Balance	278	530	611
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	0	1	2
Trading account debt securities | Other
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	440	485	529
Gains (Losses) included in earnings	(59)	(45)	(44)
Gains (losses) included in OCI	0	0	0
Additions	0	0	0
Settlements	0	0	0
Transfers out of Level 3		0
Ending Balance	381	440	485
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	27	20	20
Mortgage Servicing Rights
Assets, Fair Value Disclosure [Abstract]
Beginning Balance	150,906	169,777	168,031
Gains (Losses) included in earnings	(42,055)	(27,516)	(8,477)
Gains (losses) included in OCI	0	0	0
Additions	9,544	9,143	10,223
Settlements	0	(498)	0
Transfers out of Level 3		0
Ending Balance	118,395	150,906	169,777
Fair Value Assets Measured On Recurring Basis Change In Unrealized Gain Loss	$ (19,327)	$ (14,190)	$ 8,703